Related Party Transactions (Details) - Schedule of major transactions with related parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of major transactions with related parties [Line Items]
Advances from related parties	¥ 97,478	¥ 63,664	¥ 31,084
Repayment of advances from related parties
Repayment of advances from related parties	105,912	14,323	50,306
Advances to related parties	44,198	10,219	45,033
Repayment of advances to related parties	46,867	11,947	64,077
Meifu English [Member]
Related Party Transactions (Details) - Schedule of major transactions with related parties [Line Items]
Advances from related parties	19,091	4,000	912
Repayment of advances from related parties
Repayment of advances from related parties	15,258		6,503
Advances to related parties	1,033	2,681	9,989
Repayment of advances to related parties	1,267	4,549	19,887
Chengdu School [Member]
Related Party Transactions (Details) - Schedule of major transactions with related parties [Line Items]
Advances from related parties	19,685	23,300	195
Repayment of advances from related parties
Repayment of advances from related parties	26,924	14,000	12,476
Advances to related parties		17	146
Repayment of advances to related parties	17	49	151
Shenzhen Meten Oversea [Member]
Related Party Transactions (Details) - Schedule of major transactions with related parties [Line Items]
Advances from related parties			17,113
Repayment of advances from related parties
Repayment of advances from related parties			17,113
Advances to related parties		4,253	24,309
Repayment of advances to related parties	3,264	1,045	24,253
Liketou (HK) Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of major transactions with related parties [Line Items]
Advances from related parties			201
Repayment of advances from related parties
Repayment of advances from related parties			2,336
Xiamen Siming Meten School [Member]
Related Party Transactions (Details) - Schedule of major transactions with related parties [Line Items]
Advances from related parties			19
Repayment of advances from related parties
Advances to related parties	2,067		156
Shenzhen Shuangge [Member]
Related Party Transactions (Details) - Schedule of major transactions with related parties [Line Items]
Advances from related parties	422	480	11,958
Repayment of advances from related parties
Repayment of advances from related parties	304	176	11,192
Advances to related parties	5,013	261	5,307
Repayment of advances to related parties	5,296		5,278
Zhongshi Culture [Member]
Related Party Transactions (Details) - Schedule of major transactions with related parties [Line Items]
Advances from related parties			318
Repayment of advances from related parties
Repayment of advances from related parties			318
Advances to related parties	118	104	640
Repayment of advances to related parties	597	126	989
Meten Talent Service [Member]
Related Party Transactions (Details) - Schedule of major transactions with related parties [Line Items]
Advances from related parties	3,406	4,991	118
Repayment of advances from related parties
Repayment of advances from related parties	8,161	128	118
Advances to related parties	453	2,502	4,476
Repayment of advances to related parties	896	6,022	509
Xiamen Hanen [Member]
Related Party Transactions (Details) - Schedule of major transactions with related parties [Line Items]
Advances from related parties			250
Repayment of advances from related parties
Repayment of advances from related parties			250
Mr. Zhao Jishuang [Member]
Related Party Transactions (Details) - Schedule of major transactions with related parties [Line Items]
Advances from related parties	54,874	30,893
Repayment of advances from related parties
Repayment of advances from related parties	55,265
Xiamen Siming Meten School [Member]
Repayment of advances from related parties
Repayment of advances from related parties		19
Repayment of advances to related parties		156
Mr. Peng Siguang and Mr. Guo Yupeng [Member]
Repayment of advances from related parties
Advances to related parties	35,514
Repayment of advances to related parties	35,514		13,000
Shenzhen Yilian Education [Member]
Repayment of advances from related parties
Advances to related parties		401	10
Repayment of advances to related parties	¥ 16		¥ 10